5. Risk management	12 Months Ended
Dec. 31, 2019
Risk Management
Risk management
5.1	Financial Risk Management

Financial risk factors

The Company's activities are affected by Brazilian economic scenario, making it exposed to market risk (exchange rate and interest rate), credit risk and liquidity risk. The Company’s financial risk management is focused on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

The Company has not utilized derivative instruments in any of the reported periods.

(a)	Market risk

Foreign currency risk

SABESP’s foreign exchange exposure implies market risks associated with currency fluctuations, since the Company has foreign currency-denominated liabilities, mainly US dollar and yen-denominated short and long-term borrowings.

The management of SABESP’s foreign currency exposure considers several current and projected economic factors, besides market conditions.

This risk arises from the possibility that the Company may incur in losses due to exchange rate fluctuations that would impact liability balances of foreign currency-denominated borrowings and financing raised in the market and related financial expenses. The Company does not maintain hedge or swap contracts or any derivative financial instrument to hedge against this risk.

A significant amount of the Company’s financial debt is indexed to the US dollar and Yen, in the total amount of R$6,382,009 as of December 31, 2019 (R$6,694,912 as of December 31, 2018). Below, the Company’s exposure to exchange risk:

	December 31, 2019		December 31, 2018
	Foreign currency	R$	Foreign currency	R$

Borrowings and financing – US$	1,051,881	4,239,817	1,191,152	4,615,476
Borrowings and financing – Yen	56,452,885	2,097,225	57,463,173	2,026,726
Interest and charges from borrowings and financing – US$		32,242		40,193
Interest and charges from borrowings and financing – Yen		12,725		12,517
Total exposure		6,382,009		6,694,912
Borrowing cost – US$		(20,173)		(22,390)
Borrowing cost – Yen		(3,038)		(3,113)
Total foreign-currency denominated borrowings (Note 16)		6,358,798		6,669,409

The 4.7% decrease in foreign currency-denominated debt from December 31, 2018 to December 31, 2019 was mainly due to decrease of debt in US dollar and Yen, resulting from the amortizations occurred in 2019, mitigated by the increase in exchange rates, as shown in the table below:

	December 31, 2019	December 31, 2018	Variation
US$	R$ 4.0307	R$ 3.8748	4.0%
Iene	R$ 0.03715	R$ 0.03527	5.3%

As of December 31, 2019, if the Brazilian real had depreciated or appreciated by 10 percentage points, in addition to the impacts mentioned above, against the US dollar and Yen with all other variables held constant, effects on results before taxes on the year would have been R$638,201 (R$669,491 as of December 31, 2018), lower or higher, mainly as a result of exchange losses or gains on the translation of foreign currency-denominated loans.

Interest rate risk

This risk arises from the possibility that the Company could incur losses due to fluctuations in interest rates, increasing the financial expenses related to borrowings and financing.

The Company has not entered into any derivative contract to hedge against this risk; however continually monitors market interest rates, in order to evaluate the possible need to replace its debt.

The table below provides the Company's borrowings and financing subject to variable interest rate:

	December 31, 2019	December 31, 2018
CDI(i)	1,866,755	1,250,000
TR(ii)	1,675,203	1,637,290
IPCA(iii)	1,366,134	1,614,595
TJLP(iv)	1,381,342	1,322,854
LIBOR(v)	2,829,073	3,259,295
Interest and charges	105,667	134,725
Total	9,224,174	9,218,759

(i) CDI – (Certificado de Depósito Interbancário), an interbank deposit certificate

(ii) TR – Interest Benchmark Rate

(iii) IPCA – (Índice Nacional de Preços ao Consumidor Amplo), a consumer price index

(iv) TJLP – (Taxa de Juros a Longo Prazo), a long-term interest rate index

(v) LIBOR – London Interbank Offered Rate

Another risk to which the Company is exposed, is the mismatch of monetary restatement indices of its debts with those of its service revenues. Tariff adjustments of services provided by the Company do not necessarily follow the increases in the inflation indexes to adjust loans, financing and interest rates affecting indebtedness

As of December 31, 2019, if interest rates on borrowings and financing had been 1 percentage point higher or lower with all other variables held constant, the effects on profit before taxes would have been R$ 92,242
(R$ 92,188 as of December 31, 2018) lower or higher, mainly as a result of lower or higher interest expense on floating rate borrowings and financing.

(b)       Credit risk

Credit risk arises from cash and cash equivalents, deposits in banks and financial institutions, as well as credit exposures to wholesale basis and retail customers, including outstanding accounts receivable, restricted cash and accounts receivable from related parties. Credit risk exposure to customers is mitigated by sales to a dispersed base.

The maximum exposures to credit risk as of December 31, 2019 are the carrying amounts of instruments classified as cash and cash equivalents, deposits in banks and financial institutions, restricted cash, trade receivables and accounts receivable from related parties in the balance sheet date. See additional information in Notes 7, 8, 9 and 10.

Regarding the financial assets held with financial institutions, the credit quality that is not past due or subject to impairment can be assessed by reference to external credit ratings (if available) or to historical information about the bank’s default rates. For the credit quality of the banks, such as deposits and financial investments, the Company considers the lower rating published by three main international rating agencies (Fitch, Moody's and S&P), according to internal policy of market risk management:

	December 31, 2019	December 31, 2018
Cash and cash equivalents
AA+(bra)	2,193,725	2,966,080
AAA(bra)	41,992	45,430
Other (*)	17,493	17,681
	2,253,210	3,029,191

(*) This category includes current accounts and investment funds in banks whose balances were not significant, and after assessing the impact of IFRS 9, concluded that expected losses are not material.

The available credit rating information of the banks, as at December 31, 2019, in which the Company made deposit transactions and financial investments in local currency (R$ - domestic rating) during the year is as follows:

Banks	Fitch	Moody's	Standard Poor's
Banco do Brasil S/A	AA(bra)	Aa1.br	-
Banco Santander Brasil S/A	-	Aaa.br	brAAA
Brazilian Federal Savings Bank	AA(bra)	Aa1.br	brAAA
Banco Bradesco S/A	AAA(bra)	Aa1.br	brAAA
Itaú Unibanco Holding S/A	AAA(bra)	Aa1.br	brAAA

(c)       Liquidity risk

The Company's liquidity is primarily reliant upon cash provided by operating activities and borrowings and financing obtained in the domestic and international capital markets. The liquidity risk management considers the assessment of its liquidity requirements to ensure it has sufficient cash to meet its operating and capital expenditures needs, as well as the payment of debts.

The funds held by the Company are invested in interest-bearing current accounts, time deposits and securities, selecting instruments with appropriate maturity or liquidity sufficient to provide margin as determined by projections mentioned above.

The table below shows the financial liabilities of the Company, by relevant maturities, including the installments of principal and future interest to be paid according to the agreement. Future interest was calculated based on the contractual clauses for all agreements. For agreements with floating interest rate, the interest rates used correspond to the base dates above.

	2020	2021	2022	2023	2024	2025 onwards	Total
As of December 31, 2019

Liabilities
Borrowings and financing	3,303,736	1,574,711	1,595,436	1,317,996	1,574,770	6,715,873	16,082,522
Accounts payables to suppliers and contractors	369,631	-	-	-	-	-	369,631
Services payable	474,078	-	-	-	-	-	474,078
Public-Private Partnership – PPP	383,421	383,421	383,421	383,421	338,765	4,615,324	6,487,773
Program contract commitments	276,580	46,733	31,983	31,983	1,014	13,771	402,064

Cross default

The Company has borrowings and financing agreements including cross default clauses, e.g., the early maturity of any debt, may imply the early maturity of these agreements. The indicators are continuously monitored in order to avoid the execution of these clauses and the more restrictive are showed in Note 16 (d).

5.2	Capital management

The Company’s objectives when managing capital are ensure its ability to continue as a going concern in order to provide returns for shareholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

The Company monitors capital based on the leverage ratio. This ratio corresponds to net debt divided by total capital (shareholders and providers of capital). Net debt corresponds to total borrowings and financing less cash and cash equivalents. Total capital is calculated as total equity as shown in the statement of the financial position plus net debt.

	December 31, 2019	December 31, 2018

Total borrowings and financing (Note 16)	13,244,709	13,152,796
(-) Cash and cash equivalents (Note 7)	(2,253,210)	(3,029,191)

Net debt	10,991,499	10,123,605
Total equity	21,635,783	19,551,688

Total capital (shareholders + providers of capital)	32,627,282	29,675,293

Leverage ratio	34%	34%

As of December 31, 2019, the leverage ratio remained at 34% compared to December 31, 2018, mainly due to the increase in equity, generated by the 2019 earnings retention, which was mitigated by the decrease of cash and cash equivalents.

5.3	Fair value estimates

The Company considers that balances from trade receivables (current) and accounts payable to suppliers by carrying amount, less impairment approximate their fair values, considering the short maturity. Long-term trade receivables also approximate their fair values, as they will be adjusted by inflation and/or will bear contractual interest rates over time.

5.4	Financial instruments

The Company did not have financial assets classified as fair value through other comprehensive income and fair value through profit or loss. The Company’s financial instruments included in the amortized cost category comprise cash and cash equivalents, restricted cash, trade receivables, balances with related parties, other receivables, and balances receivable from the Water National Agency – ANA, accounts payable to contractors and suppliers, borrowings and financing, services payable, balances payable deriving from the Public Private Partnership-PPP and program contract commitments, which are non-derivative financial assets and liabilities with fixed or determinable payments, not quoted in an active market.

The estimated fair values of financial instruments are as follows:

Financial assets

	December 31, 2019		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
Cash and cash equivalents	2,253,210	2,253,210	3,029,191	3,029,191
Restricted cash	26,018	26,018	31,900	31,900
Trade receivables	2,353,027	2,353,027	2,052,416	2,052,416
Water National Agency – ANA	32,466	32,466	49,136	49,136
Other receivables	194,178	194,178	180,681	180,681

Additionally, SABESP has financial instrument assets receivables from related parties, in the amount of R$850,896 as of December 31, 2019 (R$843,250 as of December 31, 2018), which were calculated in accordance with the conditions negotiated between related parties. The conditions and additional information referring to these financial instruments are disclosed in Note 10 to the financial statements. Part of this balance, in the amount of R$747,579 (R$737,503 as of December 31, 2018), refers to reimbursement of additional retirement and pension plan - G0 and is indexed by IPCA plus simple interest of 0.5% p.m. This interest rate approximates that one practiced by federal government bonds (NTN-b) with terms similar to those of related-party transactions.

The agreement with the municipality of Santo André was recorded considering the Level 3 fair value hierarchy, due to the fact that this transaction is unobservable under market conditions, i.e., the inputs were not based on market data. All recurring and non-recurring transactions carried out by the Company, when classified at Level 3, are assessed by SABESP’s Controllership, in order to assess unobservable data and any valuation adjustments.

Financial liabilities

	December 31, 2019		December 31, 2018
	Carrying amount	Fair value	Carrying amount	Fair value
Borrowings and financing	13,244,709	13,937,611	13,152,796	13,116,684
Accounts payables to suppliers and contractors	369,631	369,631	465,993	465,993
Services payable	474,078	474,078	454,022	454,022
Program contract commitments	377,253	377,253	373,009	373,009
Public-Private Partnership - PPP	3,293,980	3,293,980	3,413,124	3,413,124

To obtain fair value of borrowings and financing, the following criteria have been adopted:

(i)	Agreements with Banco do Brasil and CEF (Brazilian Federal Savings Bank) were projected until their final maturities, at contractual rates (projected TR + spread) and discounted at present value by TR x DI, both rates were obtained from B3.

(ii)	Debentures were projected up to the final maturity date according to contractual rates (IPCA, DI, TJLP or TR), and discounted to present value considering the future interest rate published by ANBIMA in the secondary market, or by market equivalent rates, or the Company’s share traded in the Brazilian market.

(iii)	BNDES loans are financial instruments valued at carrying amount plus contractual interest rate until the maturity date, and are indexed by long term interest rate – TJLP.

These financing have specific characteristics and the conditions defined in the financing agreements with BNDES between independent parties, and reflect the conditions for those types of loan. In Brazil, a consolidated market of long-term debts does not exist with the same characteristics of BNDES financing, the offering of credit to the entities in general, with this long-term characteristic, usually is restricted to BNDES.

(iv)	Other financing in local currency are considered by carrying amount plus contractual interest rate until maturity date, discounted to present value considering a future interest rate published by B3.

(v)	Agreements with BID and IBRD, were projected until final maturity in origin currency, applying interest rates contracted, discounted at present value at Libor futures rate, obtained from Bloomberg. Eurobonds was priced at market value through quotes published by Bloomberg. All the amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2019.

(vi)	Agreements with JICA, were projected until final maturity in origin currency, using interest rates contracted and discounted at present value, at Tibor futures rate obtained from Bloomberg. The amounts obtained were translated into Brazilian reais at the exchange rate of December 31, 2019.

(vii)	Leases and leases based on IFRS 16 are financial instruments considered by face value restated until maturity date, whose characteristic is the indexation by fixed contractual rate. Thus, the Company discloses as market value, the amount recorded as of December 31, 2019.

Financial instruments referring to investments and borrowings and financing are classified as Level 2 in the fair value hierarchy.

Considering the nature of other financial instruments, assets and liabilities of the Company, except for borrowings and financing, the balances recognized in the statement of financial position approximate the fair values, taking into account the maturities close to the end of the reporting date, comparison of contractual interest rates with market rates in similar operations at the end of the reporting periods, their nature and maturity terms.